Risk/Return Summary - AXS Alternative Growth Fund	Sep. 11, 2020
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

AXS Alternative Growth Fund

Class A Shares: EEHAX

Class I Shares: EEHIX

A series of Investment Managers Series Trust II

Supplement dated September 11, 2020 to the

Prospectus dated October 18, 2019 as revised November 18, 2019, February 1, 2020 and September 1, 2020.

Effective immediately, the table under “Example” in the Prospectus is deleted and replaced with the following:

Expense Example [Heading]	Example
[custom:SupplementClosingTextBlock]	Please file this Supplement with your records.